UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Income Securities Trust

Ticker: JHS

Quarterly portfolio holdings 7/31/2014

John Hancock
INVESTMENTS

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 69.3% (46.8% of Total Investments)				$128,769,494

(Cost $121,699,681)

Consumer Discretionary 8.6%				16,024,592

Auto Components 0.9%
Dana Holding Corp.	6.000	09/15/23	$395,000	411,788
Delphi Corp. (Z)	5.000	02/15/23	1,005,000	1,079,119
Stackpole International Intermediate Company SA (S)	7.750	10/15/21	245,000	245,000

Automobiles 2.2%
Ford Motor Company	4.750	01/15/43	145,000	145,487
Ford Motor Credit Company LLC (Z)	5.875	08/02/21	1,803,000	2,098,921
Ford Motor Credit Company LLC	8.000	12/15/16	330,000	380,518
General Motors Company	4.875	10/02/23	445,000	464,469
General Motors Company	6.250	10/02/43	380,000	430,350
Nissan Motor Acceptance Corp. (S)(Z)	1.950	09/12/17	490,000	493,999

Hotels, Restaurants & Leisure 0.6%
CCM Merger, Inc. (S)	9.125	05/01/19	380,000	400,900
Seminole Tribe of Florida, Inc. (S)(Z)	6.535	10/01/20	650,000	721,500
Waterford Gaming LLC (S)	8.625	09/15/14	133,522	29,709

Internet & Catalog Retail 0.3%
QVC, Inc.	4.375	03/15/23	325,000	326,416
QVC, Inc. (Z)	5.125	07/02/22	255,000	269,873

Media 3.0%
21st Century Fox America, Inc. (Z)	6.150	03/01/37	165,000	195,155
21st Century Fox America, Inc. (Z)	6.400	12/15/35	150,000	184,056
21st Century Fox America, Inc. (Z)	7.600	10/11/15	1,000,000	1,071,974
21st Century Fox America, Inc. (Z)	7.750	01/20/24	1,020,000	1,287,151
AMC Entertainment, Inc.	5.875	02/15/22	390,000	395,850
CBS Corp. (Z)	7.875	07/30/30	595,000	786,213
Myriad International Holdings BV (S)	6.000	07/18/20	200,000	220,500
Sirius XM Radio, Inc. (S)(Z)	5.250	08/15/22	845,000	883,025
Time Warner Cable, Inc. (Z)	8.250	04/01/19	350,000	439,725
WideOpenWest Finance LLC	10.250	07/15/19	100,000	111,500

Multiline Retail 0.4%
Macy's Retail Holdings, Inc. (Z)	7.875	08/15/36	444,000	492,682
Tops Holding II Corp.	8.750	06/15/18	235,000	243,813

Specialty Retail 0.9%
AutoNation, Inc.	5.500	02/01/20	655,000	718,044
Bed Bath & Beyond, Inc.	3.749	08/01/24	185,000	183,634
Bed Bath & Beyond, Inc.	5.165	08/01/44	185,000	183,921
Conn's, Inc. (S)	7.250	07/15/22	450,000	438,750
Hillman Group, Inc. (S)	6.375	07/15/22	110,000	108,350

Textiles, Apparel & Luxury Goods 0.3%
Hot Topic, Inc. (S)(Z)	9.250	06/15/21	270,000	297,000
Quiksilver, Inc. (S)	7.875	08/01/18	310,000	285,200

Consumer Staples 1.9%				3,463,117

Beverages 0.4%
Crestview DS Merger Sub II, Inc.	10.000	09/01/21	310,000	348,363
Pernod-Ricard SA (S)(Z)	5.750	04/07/21	325,000	373,299

1

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Consumer Staples (continued)

Food & Staples Retailing 0.5%
Safeway, Inc.	4.750	12/01/21	$125,000	$127,132
Safeway, Inc. (Z)	5.000	08/15/19	840,000	865,497

Food Products 0.3%
Bunge, Ltd. Finance Corp. (Z)	8.500	06/15/19	389,000	485,551

Personal Products 0.2%
Prestige Brands, Inc. (S)	5.375	12/15/21	260,000	260,000

Tobacco 0.5%
Alliance One International, Inc.	9.875	07/15/21	820,000	799,500
Vector Group, Ltd.	7.750	02/15/21	195,000	203,775

Energy 9.0%				16,715,412

Energy Equipment & Services 1.0%
Astoria Depositor Corp. (S)	8.144	05/01/21	535,000	567,100
Key Energy Services, Inc. (Z)	6.750	03/01/21	270,000	275,400
Nostrum Oil & Gas Finance BV (S)	6.375	02/14/19	345,000	360,939
RKI Exploration & Production LLC (S)	8.500	08/01/21	270,000	288,900
Rowan Companies, Inc. (Z)	4.875	06/01/22	330,000	354,650

Oil, Gas & Consumable Fuels 8.0%
Access Midstream Partners LP	4.875	03/15/24	325,000	334,750
Afren PLC (S)(Z)	10.250	04/08/19	240,000	262,800
Baytex Energy Corp. (S)	5.625	06/01/24	65,000	64,025
BreitBurn Energy Partners LP (Z)	7.875	04/15/22	267,000	279,015
CNOOC Finance 2013, Ltd. (Z)	3.000	05/09/23	420,000	391,171
Compressco Partners LP (S)	7.250	08/15/22	235,000	234,413
Continental Resources, Inc. (Z)	5.000	09/15/22	795,000	852,638
DCP Midstream LLC (S)(Z)	9.750	03/15/19	405,000	517,600
DCP Midstream LLC (5.850% to 5-21-23, then 3 month
LIBOR + 3.850%) (S)(Z)	5.850	05/21/43	370,000	358,900
DCP Midstream Operating LP (Z)	3.875	03/15/23	225,000	226,987
Denbury Resources, Inc.	5.500	05/01/22	255,000	250,538
Ecopetrol SA	5.875	09/18/23	190,000	213,693
Energy Transfer Partners LP (Z)	5.200	02/01/22	210,000	231,066
Energy Transfer Partners LP (Z)	9.700	03/15/19	425,000	552,015
Energy XXI Gulf Coast, Inc. (S)	6.875	03/15/24	145,000	144,275
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3
month LIBOR + 2.777%) (Z)	7.000	06/01/67	695,000	736,700
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3
month LIBOR + 3.708%)	8.375	08/01/66	230,000	258,463
EP Energy LLC (Z)	7.750	09/01/22	195,000	212,550
EV Energy Partners LP (Z)	8.000	04/15/19	400,000	418,000
FTS International, Inc. (S)	6.250	05/01/22	175,000	178,063
Halcon Resources Corp.	8.875	05/15/21	200,000	207,500
Jones Energy Holdings LLC (S)	6.750	04/01/22	150,000	156,000
Kerr-McGee Corp. (Z)	6.950	07/01/24	335,000	422,896
Kinder Morgan Energy Partners LP	7.750	03/15/32	195,000	251,403
Kosmos Energy, Ltd. (S)	7.875	08/01/21	220,000	224,950
Lukoil International Finance BV (S)(Z)	3.416	04/24/18	675,000	648,000
Memorial Resource Development Corp. (S)	5.875	07/01/22	145,000	141,013
Midstates Petroleum Company, Inc.	9.250	06/01/21	425,000	438,813
Newfield Exploration Company (Z)	5.750	01/30/22	260,000	283,400
Pacific Rubiales Energy Corp. (S)	5.375	01/26/19	335,000	341,700

2

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Energy (continued)

Petro-Canada (Z)	9.250	10/15/21	$1,000,000	$1,374,839
Petrobras International Finance Company	5.375	01/27/21	265,000	272,966
Petroleos de Venezuela SA	5.375	04/12/27	550,000	329,450
Petroleos Mexicanos	4.875	01/24/22	275,000	294,388
Plains Exploration & Production Company (Z)	6.750	02/01/22	458,000	517,540
Plains Exploration & Production Company	6.875	02/15/23	156,000	180,570
Regency Energy Partners LP	5.000	10/01/22	95,000	93,813
Regency Energy Partners LP	5.500	04/15/23	480,000	484,800
Regency Energy Partners LP	5.875	03/01/22	90,000	94,050
Summit Midstream Holdings LLC	7.500	07/01/21	150,000	163,125
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3
month LIBOR + 2.210%) (Z)	6.350	05/15/67	710,000	739,820
Tullow Oil PLC (S)	6.000	11/01/20	230,000	233,450
Tullow Oil PLC (S)	6.250	04/15/22	255,000	256,275

Financials 27.6%				51,283,181

Banks 8.8%
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year U.S.
Treasury + 4.398%) (Q)(S)	6.250	04/15/24	470,000	366,647
Bank of America Corp. (Z)	3.300	01/11/23	260,000	253,934
Bank of America Corp. (Z)	5.000	05/13/21	670,000	740,371
Bank of America Corp. (Z)	5.700	01/24/22	370,000	425,365
Bank of America Corp. (Z)	6.875	04/25/18	1,000,000	1,169,222
Barclays Bank PLC (S)(Z)	10.179	06/12/21	575,000	789,919
BPCE SA (S)(Z)	5.700	10/22/23	645,000	702,018
Citigroup, Inc.	3.750	06/16/24	375,000	373,050
Citigroup, Inc.	3.875	10/25/23	185,000	187,889
Citigroup, Inc.	6.125	08/25/36	310,000	356,122
Commerzbank AG (S)	8.125	09/19/23	350,000	411,039
Credit Agricole SA (7.875% to 1-23-24, then 5 year U.S.
Swap Rate + 4.898%) (Q)(S)	7.875	01/23/24	600,000	637,350
Credit Agricole SA (8.125% to 9-19-18, then 5 year U.S.
Swap Rate + 6.283%) (S)	8.125	09/19/33	250,000	283,125
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR
+ 3.033%) (Q)(Z)	5.100	06/30/23	420,000	399,630
HBOS PLC (S)(Z)	6.750	05/21/18	825,000	943,041
ICICI Bank, Ltd. (S)(Z)	5.750	11/16/20	475,000	516,018
JPMorgan Chase & Company (Z)	4.625	05/10/21	895,000	980,033
JPMorgan Chase & Company (5.000% to 7-1-19, then 3
month LIBOR + 3.320%) (Q)	5.000	07/01/19	520,000	512,503
JPMorgan Chase & Company (6.750% to 02/01/2024, then 3
month LIBOR + 3.780%) (Q)	6.750	02/01/24	805,000	859,338
Lloyds Banking Group PLC (7.500% to 06/27/2024, then 5
year U.S. Swap Rate + 4.760%) (Q)	7.500	06/27/24	385,000	404,250
Manufacturers & Traders Trust Company (5.629% to 12-1-
16, then 3 month LIBOR + 6.400%)	5.629	12/01/21	150,000	155,294
Mizuho Financial Group Cayman 3, Ltd. (S)(Z)	4.600	03/27/24	435,000	452,046
Oversea-Chinese Banking Corp., Ltd. (4.000% to
10/15/2019, then 5 year U.S. Swap Rate + 2.203%) (S)	4.000	10/15/24	200,000	202,505
PNC Financial Services Group, Inc. (4.850% to 6-1-23, then
3 month LIBOR + 3.040%) (Q)(Z)	4.850	06/01/23	310,000	294,500
Rabobank Nederland NV (Z)	3.875	02/08/22	905,000	957,051
Swedbank AB (S)(Z)	2.125	09/29/17	460,000	466,793
Synovus Financial Corp. (Z)	7.875	02/15/19	200,000	226,500

3

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

The PNC Financial Services Group, Inc. (P)(Q)	4.447	09/08/14	$250,000	$249,563
Wells Fargo & Company (5.900% to 6-15-24, then 3 month
LIBOR + 3.110%) (Q)(Z)	5.900	06/15/24	655,000	684,148
Wells Fargo & Company, Series K (7.980% to 3-15-18, then
3 month LIBOR + 3.770%) (Q)(Z)	7.980	03/15/18	750,000	850,500
Wells Fargo Bank NA (Z)	5.850	02/01/37	390,000	478,941

Capital Markets 4.8%
Credit Suisse Group AG (7.500% to 12-11-23, then 5 year
U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12/11/23	295,000	323,763
Fifth Street Finance Corp. (Z)	4.875	03/01/19	430,000	446,084
FS Investment Corp.	4.000	07/15/19	360,000	360,689
Jefferies Group LLC (Z)	6.875	04/15/21	1,005,000	1,188,111
Jefferies Group LLC (Z)	8.500	07/15/19	235,000	293,597
Macquarie Group, Ltd. (S)(Z)	6.000	01/14/20	340,000	383,043
Morgan Stanley (Z)	4.100	05/22/23	580,000	581,532
Morgan Stanley (Z)	5.500	01/26/20	450,000	509,283
Morgan Stanley (Z)	5.550	04/27/17	565,000	624,021
Morgan Stanley (Z)	5.750	01/25/21	515,000	594,364
Morgan Stanley (Z)	7.300	05/13/19	895,000	1,080,737
Morgan Stanley (5.450% to 7-15-19, then 3 month LIBOR +
3.610%) (Q)	5.450	07/15/19	345,000	344,138
Stifel Financial Corp.	4.250	07/18/24	315,000	314,404
The Goldman Sachs Group, Inc. (Z)	5.250	07/27/21	1,195,000	1,332,604
The Goldman Sachs Group, Inc. (Z)	5.750	01/24/22	105,000	120,459
Walter Investment Management Corp. (S)	7.875	12/15/21	455,000	464,100

Consumer Finance 1.6%
Capital One Financial Corp. (Z)	3.500	06/15/23	1,100,000	1,092,236
Capital One Financial Corp. (Z)	4.750	07/15/21	320,000	352,476
Credito Real SAB de CV (S)	7.500	03/13/19	325,000	349,375
Discover Bank (Z)	7.000	04/15/20	150,000	179,349
Discover Financial Services (Z)	5.200	04/27/22	585,000	644,581
Enova International, Inc. (S)	9.750	06/01/21	390,000	393,900

Diversified Financial Services 3.9%
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	5.250	05/30/23	325,375	345,711
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	6.125	11/30/19	278,483	294,496
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass
Through (S)	5.125	11/30/22	181,348	193,401
General Electric Capital Corp. (Z)	4.375	09/16/20	365,000	398,771
General Electric Capital Corp. (Z)	5.550	05/04/20	430,000	495,520
General Electric Capital Corp. (7.125% until 6-15-22, then 3
month LIBOR + 5.296%) (Q)(Z)	7.125	06/15/22	600,000	702,000
ING Bank NV (S)	5.800	09/25/23	260,000	289,964
JPMorgan Chase & Company (5.150% to 5-1-23, then 3
month LIBOR + 3.250%) (Q)	5.150	05/01/23	375,000	353,906
JPMorgan Chase & Company (7.900% to 4-30-18, then 3
month LIBOR + 3.470%) (Q)(Z)	7.900	04/30/18	655,000	721,319
Leucadia National Corp.	5.500	10/18/23	655,000	688,571
Nationstar Mortgage LLC (Z)	7.875	10/01/20	310,000	316,200
Nationstar Mortgage LLC (Z)	9.625	05/01/19	295,000	325,975
The Bear Stearns Companies LLC	7.250	02/01/18	1,000,000	1,178,976
USB Realty Corp. (P)(Q)(S)(Z)	1.381	01/15/17	800,000	736,000
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month
LIBOR + 3.580%)	5.650	05/15/53	250,000	254,375

4

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Insurance 3.7%
American International Group, Inc.	4.125	02/15/24	$295,000	$306,832
American International Group, Inc. (8.175% to 5-15-38, then
3 month LIBOR + 4.195%)	8.175	05/15/58	45,000	62,156
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year
U.S. Swap Rate + 5.210%)	6.375	09/01/24	235,000	249,394
Assured Guaranty US Holdings, Inc.	5.000	07/01/24	465,000	469,005
AXA SA (Z)	8.600	12/15/30	175,000	235,375
AXA SA (6.379% to 12-14-36, then 3 month LIBOR +
2.256%) (Q)(S)	6.379	12/14/36	240,000	259,800
CNA Financial Corp. (Z)	7.250	11/15/23	540,000	669,500
Genworth Holdings, Inc.	7.625	09/24/21	290,000	359,087
Liberty Mutual Group, Inc. (S)(Z)	7.800	03/15/37	705,000	835,425
Lincoln National Corp. (6.050% until 4-20-17, then 3 month
LIBOR + 2.040%) (Z)	6.050	04/20/67	395,000	398,950
MetLife, Inc. (Z)	6.400	12/15/36	305,000	341,844
Nippon Life Insurance Company (5.000% to 10-18-22, then 3
month LIBOR + 4.240%) (S)(Z)	5.000	10/18/42	310,000	333,250
Pacific LifeCorp. (S)(Z)	6.000	02/10/20	500,000	571,568
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month
LIBOR + 3.040%)	5.200	03/15/44	110,000	111,650
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month
LIBOR + 4.175%) (Z)	5.875	09/15/42	615,000	665,738
Teachers Insurance & Annuity Association of America (S)(Z)	6.850	12/16/39	475,000	628,519
White Mountains Re Group, Ltd. (7.506% to 6-30-17, then 3
month LIBOR + 3.200%) (Q)(S)(Z)	7.506	06/30/17	415,000	437,825

Real Estate Investment Trusts 4.6%
American Tower Corp. (Z)	3.400	02/15/19	225,000	233,260
American Tower Corp. (Z)	4.700	03/15/22	400,000	426,765
ARC Properties Operating Partnership LP (S)(Z)	4.600	02/06/24	630,000	642,240
Crown Castle Towers LLC (S)(Z)	4.883	08/15/20	760,000	840,966
Crown Castle Towers LLC (S)(Z)	6.113	01/15/20	451,000	525,094
DDR Corp. (Z)	7.500	04/01/17	880,000	1,008,808
Goodman Funding Pty, Ltd. (S)(Z)	6.375	04/15/21	645,000	747,939
Health Care REIT, Inc. (Z)	4.950	01/15/21	190,000	209,648
Highwoods Realty LP (Z)	5.850	03/15/17	710,000	785,528
Host Hotels & Resorts LP (Z)	5.875	06/15/19	439,000	468,816
iStar Financial, Inc.	5.000	07/01/19	135,000	132,975
MPT Operating Partnership LP (Z)	6.375	02/15/22	320,000	340,800
Omega Healthcare Investors, Inc. (S)	4.950	04/01/24	350,000	359,800
Ventas Realty LP (Z)	4.000	04/30/19	330,000	353,177
Ventas Realty LP	4.750	06/01/21	455,000	497,537
Weyerhaeuser Company (Z)	7.375	03/15/32	690,000	931,162

Real Estate Management & Development 0.2%
General Shopping Investments, Ltd. (12.000% to 3-20-17,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	260,000	246,012

Health Care 2.2%				4,048,656

Health Care Providers & Services 1.0%
Medco Health Solutions, Inc. (Z)	7.125	03/15/18	275,000	323,209
National Mentor Holdings, Inc. (S)(Z)	12.500	02/15/18	390,000	413,400
Quest Diagnostics, Inc. (Z)	2.700	04/01/19	440,000	441,878
Quest Diagnostics, Inc.	4.250	04/01/24	370,000	376,072

5

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Health Care (continued)

WellCare Health Plans, Inc.	5.750	11/15/20	$200,000	$204,000

Pharmaceuticals 1.2%
Grifols Worldwide Operations, Ltd. (S)	5.250	04/01/22	350,000	351,313
Hospira, Inc. (Z)	6.050	03/30/17	485,000	533,520
Mallinckrodt International Finance SA (S)	5.750	08/01/22	310,000	311,550
Mylan, Inc. (S)(Z)	7.875	07/15/20	545,000	599,389
Salix Pharmaceuticals, Ltd. (S)	6.000	01/15/21	225,000	235,125
Valeant Pharmaceuticals International, Inc. (S)	7.500	07/15/21	240,000	259,200

Industrials 7.9%				14,628,376

Aerospace & Defense 1.0%
Embraer Overseas, Ltd. (S)	5.696	09/16/23	296,000	318,940
Textron Financial Corp. (6.000% to 2-15-17, then 3 month
LIBOR + 1.735%) (S)(Z)	6.000	02/15/67	750,000	675,000
Textron, Inc. (Z)	5.600	12/01/17	505,000	564,369
Textron, Inc. (Z)	7.250	10/01/19	270,000	324,644

Airlines 3.5%
America West Airlines 2000-1 Pass Through Trust (Z)	8.057	07/02/20	123,208	141,997
American Airlines 2013-2 Class A Pass Through Trust	4.950	01/15/23	335,109	362,554
British Airways PLC 2013-1 Class A Pass Through Trust
(S)(Z)	4.625	06/20/24	615,196	645,783
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625	06/20/20	258,862	276,983
Continental Airlines 1997-4 Class A Pass Through Trust (Z)	6.900	01/02/18	303,668	325,867
Continental Airlines 1998-1 Class A Pass Through Trust (Z)	6.648	09/15/17	95,023	101,114
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545	02/02/19	159,471	176,518
Continental Airlines 2000-2 Class B Pass Through Trust (Z)	8.307	04/02/18	75,581	81,628
Continental Airlines 2007-1 Class A Pass Through Trust (Z)	5.983	04/19/22	476,153	532,101
Continental Airlines 2012-1 Class B Pass Through Trust (Z)	6.250	04/11/20	215,675	232,929
Delta Air Lines 2002-1 Class G-1 Pass Through Trust (Z)	6.718	01/02/23	602,335	703,226
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821	08/10/22	608,315	718,177
Delta Air Lines 2010-1 Class A Pass Through Trust (Z)	6.200	07/02/18	149,488	167,800
Delta Air Lines 2011-1 Class A Pass Through Trust (Z)	5.300	04/15/19	270,666	297,733
Northwest Airlines 2007-1 Class A Pass Through Trust (Z)	7.027	11/01/19	358,158	409,768
UAL 2009-1 Pass Through Trust (Z)	10.400	11/01/16	76,734	86,518
UAL 2009-2A Pass Through Trust (Z)	9.750	01/15/17	245,533	279,294
United Airlines 2014-2 Class A Pass Through Trust	3.750	09/03/26	435,000	433,913
United Airlines 2014-2 Class B Pass Through Trust	4.625	09/03/22	250,000	249,688
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	162,242	181,306

Building Products 0.4%
Masco Corp. (Z)	7.125	03/15/20	285,000	334,163
Owens Corning (Z)	4.200	12/15/22	395,000	402,942

Commercial Services & Supplies 0.7%
Ahern Rentals, Inc. (S)	9.500	06/15/18	195,000	211,575
Casella Waste Systems, Inc.	7.750	02/15/19	365,000	375,950
Iron Mountain, Inc. (Z)	6.000	08/15/23	440,000	458,700
Safway Group Holding LLC (S)	7.000	05/15/18	180,000	188,550

Construction & Engineering 0.3%
Aeropuertos Dominicanos Siglo XXI SA (S)(Z)	9.750	11/13/19	300,000	289,500
Tutor Perini Corp. (Z)	7.625	11/01/18	335,000	349,238

Industrial Conglomerates 0.4%
Odebrecht Finance, Ltd. (S)(Z)	7.125	06/26/42	225,000	239,063
Odebrecht Finance, Ltd. (P)(Q)(S)	7.500	09/14/15	200,000	204,200

6

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Industrials (continued)

Tenedora Nemak SA de CV (S)	5.500	02/28/23	$210,000	$217,350

Machinery 0.1%
SPL Logistics Escrow LLC (S)(Z)	8.875	08/01/20	215,000	238,113

Marine 0.4%
Navios Maritime Acquisition Corp. (S)	8.125	11/15/21	305,000	308,813
Navios South American Logistics, Inc. (S)	7.250	05/01/22	375,000	382,500

Trading Companies & Distributors 1.0%
Air Lease Corp. (Z)	3.375	01/15/19	440,000	449,350
Air Lease Corp.	3.875	04/01/21	215,000	216,881
Air Lease Corp.	4.750	03/01/20	220,000	234,025
Air Lease Corp.	5.625	04/01/17	175,000	189,875
Aircastle, Ltd.	7.625	04/15/20	160,000	182,800
International Lease Finance Corp. (S)(Z)	7.125	09/01/18	290,000	332,050
United Rentals North America, Inc.	5.750	11/15/24	265,000	270,963

Transportation Infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750	05/01/19	255,000	263,925

Information Technology 0.5%				1,023,613

Internet Software & Services 0.2%
Ancestry.com, Inc. (Z)	11.000	12/15/20	305,000	350,750
Ancestry.com, Inc., PIK (S)	9.625	10/15/18	135,000	137,363

Semiconductors & Semiconductor Equipment 0.2%
Micron Technology, Inc. (S)	5.875	02/15/22	375,000	393,750

Software 0.1%
Blackboard, Inc. (S)	7.750	11/15/19	140,000	141,750

Materials 4.1%				7,620,247

Chemicals 1.0%
Braskem Finance, Ltd. (S)	7.000	05/07/20	515,000	576,800
CF Industries, Inc. (Z)	7.125	05/01/20	400,000	485,980
Incitec Pivot Finance LLC (S)(Z)	6.000	12/10/19	345,000	389,734
Methanex Corp.	5.250	03/01/22	280,000	307,973
Rayonier AM Products, Inc. (S)	5.500	06/01/24	95,000	93,575

Construction Materials 0.7%
American Gilsonite Company (S)(Z)	11.500	09/01/17	390,000	424,613
Cemex SAB de CV (S)	6.500	12/10/19	340,000	354,875
Magnesita Finance, Ltd. (Q)(S)(Z)	8.625	04/05/17	420,000	418,740

Containers & Packaging 0.1%
Ardagh Finance Holdings SA, PIK (S)	8.625	06/15/19	250,000	251,875

Metals & Mining 2.1%
Allegheny Technologies, Inc. (Z)	9.375	06/01/19	715,000	887,225
AngloGold Ashanti Holdings PLC (Z)	8.500	07/30/20	405,000	458,258
ArcelorMittal (Z)	10.350	06/01/19	370,000	460,650
AuRico Gold, Inc. (S)	7.750	04/01/20	125,000	126,563
Gerdau Trade, Inc. (S)(Z)	4.750	04/15/23	225,000	218,745
Glencore Finance Canada, Ltd. (S)	4.250	10/25/22	220,000	223,605
JMC Steel Group (S)	8.250	03/15/18	185,000	183,150
MMC Norilsk Nickel OJSC (S)	5.550	10/28/20	235,000	234,413
Rain CII Carbon LLC (S)(Z)	8.000	12/01/18	340,000	351,900
SunCoke Energy, Inc.	7.625	08/01/19	94,000	99,640

7

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Materials (continued)

Thompson Creek Metals Company, Inc. (Z)	7.375	06/01/18	$395,000	$386,113
Vedanta Resources PLC (S)(Z)	7.125	05/31/23	300,000	316,875

Trading Companies & Distributors 0.2%
Glencore Funding LLC (S)(Z)	4.125	05/30/23	370,000	368,945

Telecommunication Services 3.5%				6,423,552

Diversified Telecommunication Services 2.2%
BellSouth Telecommunications, Inc. (Z)	6.300	12/15/15	207,500	211,513
CenturyLink, Inc. (Z)	5.800	03/15/22	480,000	492,000
CenturyLink, Inc. (Z)	6.450	06/15/21	305,000	327,875
GTP Acquisition Partners I LLC (S)	4.704	05/15/18	485,000	491,813
Telecom Italia Capital SA (Z)	7.200	07/18/36	365,000	390,550
Telefonica Emisiones SAU (Z)	6.421	06/20/16	600,000	657,002
Verizon Communications, Inc.	3.450	03/15/21	420,000	428,558
Verizon Communications, Inc.	6.550	09/15/43	470,000	589,286
Wind Acquisition Finance SA (S)	7.375	04/23/21	355,000	370,088

Wireless Telecommunication Services 1.3%
Comcel Trust (S)	6.875	02/06/24	330,000	354,750
Digicel Group, Ltd. (S)	8.250	09/30/20	385,000	410,988
Millicom International Cellular SA (S)	4.750	05/22/20	210,000	207,375
Millicom International Cellular SA (S)	6.625	10/15/21	300,000	318,750
SBA Tower Trust (S)(Z)	2.933	12/15/17	395,000	401,199
SBA Tower Trust (S)	3.598	04/15/18	370,000	370,805
SoftBank Corp. (S)	4.500	04/15/20	400,000	401,000

Utilities 4.0%				7,538,748

Electric Utilities 2.9%
Beaver Valley II Funding Corp.	9.000	06/01/17	49,000	51,484
BVPS II Funding Corp.	8.890	06/01/17	250,000	259,660
DPL, Inc. (Z)	7.250	10/15/21	570,000	601,350
Electricite de France SA (5.250% to 1-29-23, then 10 Year
Swap Rate + 3.709%) (Q)(S)(Z)	5.250	01/29/23	485,000	492,823
Exelon Corp. (Z)	4.900	06/15/15	985,000	1,020,800
FPL Energy National Wind LLC (S)(Z)	5.608	03/10/24	76,696	74,994
Israel Electric Corp., Ltd. (S)(Z)	5.625	06/21/18	420,000	447,720
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17,
then 3 month LIBOR + 2.125%)	6.650	06/15/67	180,000	183,825
NRG Yield Operating LLC (S)	5.375	08/15/24	260,000	260,000
Oncor Electric Delivery Company LLC (Z)	5.000	09/30/17	820,000	910,208
PNPP II Funding Corp.	9.120	05/30/16	92,000	95,290
PPL Capital Funding, Inc. (6.700% to 3-30-17, then 3 month
LIBOR + 2.665%) (Z)	6.700	03/30/67	525,000	536,813
Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q)(Z)	6.250	02/01/22	320,000	347,200
W3A Funding Corp. (Z)	8.090	01/02/17	252,509	251,939

Independent Power and Renewable Electricity Producers 0.1%
NRG Energy, Inc.	6.625	03/15/23	125,000	128,750

Multi-Utilities 1.0%
Berkshire Hathaway Energy Company (Z)	8.480	09/15/28	550,000	797,680
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3
month LIBOR + 2.120%) (Z)	6.110	12/01/66	650,000	655,850

8

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Utilities (continued)

Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month
LIBOR + 2.113%) (Z)	6.250	05/15/67	$410,000	$422,362

Term Loans (M) 0.6% (0.4% of Total Investments)				$1,215,025

(Cost $1,211,674)

Consumer Discretionary 0.1%				163,377

Hotels, Restaurants & Leisure 0.1%
CCM Merger, Inc.	6.000	03/01/17	163,581	163,377

Consumer Staples 0.1%				359,413

Household Products 0.1%
The Sun Products Corp.	5.500	03/23/20	372,449	359,413

Energy 0.1%				159,100

Energy Equipment & Services 0.1%
Paragon Offshore Finance Company (T)	TBD	06/19/21	160,000	159,100

Health Care 0.1%				231,326

Health Care Providers & Services 0.1%
CRC Health Corp.	5.250	03/29/21	74,813	75,163
CRC Health Corp.	9.000	09/28/21	155,000	156,163

Industrials 0.1%				148,119

Aerospace & Defense 0.1%
WP CPP Holdings LLC	4.750	12/27/19	147,750	148,119

Utilities 0.1%				153,690

Electric Utilities 0.1%
La Frontera Generation LLC	4.500	09/30/20	153,307	153,690

Capital Preferred Securities (a) 2.3% (1.5% of Total Investments)				$4,210,739

(Cost $3,952,100)

Financials 2.3%				4,210,739

Banks 0.6%
PNC Financial Services Group, Inc. (6.750% to 8-1-21, then
3 month LIBOR + 3.678%) (Q)(Z)	6.750	08/01/21	520,000	579,800
Sovereign Capital Trust VI (Z)	7.908	06/13/36	489,000	522,511

Capital Markets 0.4%
State Street Capital Trust IV (Z)	1.231	06/15/37	935,000	808,775

Diversified Financial Services 0.3%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	08/25/14	654,000	529,740

Insurance 1.0%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month
LIBOR + 3.960%) (S)	7.875	12/15/37	110,000	139,150
MetLife Capital Trust X (S)(Z)	9.250	04/08/38	315,000	452,025
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month
LIBOR + 2.000%) (S)(Z)	6.450	12/15/65	870,000	937,425
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month
LIBOR + 2.285%) (S)(Z)	6.500	05/09/37	225,000	241,313

9

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 41.0% (27.7% of Total Investments)				$76,249,546

(Cost $76,558,718)

U.S. Government 10.5%				19,553,794

U.S. Treasury Bond
Bond	3.125	02/15/42	$1,405,000	1,362,631
Bond (Z)	3.625	02/15/44	3,670,000	3,884,467
U.S. Treasury Note
Note (Z)	0.875	07/15/17	5,165,000	5,146,437
Note (Z)	1.875	06/30/20	1,015,000	1,007,546
Note (Z)	2.000	09/30/20	8,000,000	7,963,752
Note (Z)	2.500	05/15/24	190,000	188,961

U.S. Government Agency 30.5%				56,695,752

Federal Home Loan Banks
Bond	2.900	09/05/25	200,000	191,915
Bond	3.170	10/04/27	200,000	190,199
Bond	3.250	06/21/27	269,697	261,013
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.558	06/01/44	550,561	564,366
30 Yr Pass Thru (P)	2.692	05/01/44	542,151	557,909
30 Yr Pass Thru (Z)	3.000	03/01/43	1,004,455	989,355
30 Yr Pass Thru	4.500	09/01/41	2,761,341	2,989,633
30 Yr Pass Thru (Z)	5.000	03/01/41	4,576,538	5,067,086
30 Yr Pass Thru (Z)	6.500	04/01/39	368,675	411,066
Federal National Mortgage Association
15 Yr Pass Thru (Z)	3.000	07/01/27	1,639,299	1,693,665
15 Yr Pass Thru (Z)	3.000	10/29/27	705,000	657,751
30 Yr Pass Thru	2.530	06/01/44	1,000,693	1,026,229
30 Yr Pass Thru	2.553	04/01/44	954,800	980,075
30 Yr Pass Thru	3.400	09/27/32	745,000	693,918
30 Yr Pass Thru (Z)	6.500	01/01/39	1,053,514	1,185,554
30 Yr Pass Thru (Z)	3.000	12/01/42	4,332,978	4,270,015
30 Yr Pass Thru	3.000	03/01/43	283,511	279,569
30 Yr Pass Thru	3.000	07/01/43	1,055,915	1,035,622
30 Yr Pass Thru (Z)	3.500	12/01/42	5,832,163	5,947,211
30 Yr Pass Thru (Z)	3.500	01/01/43	4,363,196	4,447,903
30 Yr Pass Thru (Z)	4.000	10/01/40	508,952	537,263
30 Yr Pass Thru (Z)	4.000	09/01/41	5,697,102	6,001,069
30 Yr Pass Thru (Z)	4.000	10/01/41	2,364,121	2,493,040
30 Yr Pass Thru (Z)	4.500	10/01/40	2,225,720	2,416,906
30 Yr Pass Thru	4.500	07/01/41	5,617,096	6,088,186
30 Yr Pass Thru	5.000	02/01/41	2,109,937	2,346,481
30 Yr Pass Thru (Z)	5.000	04/01/41	621,603	692,262
30 Yr Pass Thru (Z)	5.500	02/01/36	695,358	772,339
30 Yr Pass Thru (Z)	5.500	10/01/39	1,245,598	1,381,158
30 Yr Pass Thru (Z)	5.500	08/01/40	232,712	258,184
30 Yr Pass Thru (Z)	6.500	07/01/36	239,024	268,810

Foreign Government Obligations 0.2% (0.1% of Total Investments)				$286,997

(Cost $263,338)

Argentina 0.2%				286,997

Republic of Argentina (H)	8.280	12/31/33	322,469	286,997

10

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Collateralized Mortgage Obligations 17.3% (11.7% of Total Investments)				$32,206,418

(Cost $30,707,363)

Commercial & Residential 14.1%				26,163,663

American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.456	12/25/46	$4,967,973	363,158
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.375	06/25/45	597,685	566,386
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	605,000	690,223
BAMLL Commercial Mortgage Securities Trust
Series 2014-ICTS, Class D (P) (S)	2.100	06/15/28	100,000	100,185
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	3.140	03/25/35	633,464	41,722
Series 2005-2, Class A1 (P)	2.580	03/25/35	423,801	429,915
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4 (P)	0.715	07/25/35	442,905	415,796
Series 2005-7, Class 11A1 (P)	0.695	08/25/35	681,618	641,398
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.750	10/25/34	341,784	350,735
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class D (P) (S)	5.909	07/10/46	475,000	521,094
Series 2012-LC4, Class B (P)	4.934	12/10/44	360,000	391,916
Series 2012-LC4, Class C (P)	5.647	12/10/44	645,000	720,963
Series 2013-300P, Class D (P) (S)	4.394	08/10/30	620,000	624,951
Series 2013-CR11, Class B (P)	5.164	10/10/46	560,000	617,729
Series 2013-CR13, Class C (P)	4.757	12/10/23	435,000	456,848
Series 2013-LC13, Class B (P) (S)	5.009	08/10/46	525,000	572,158
Series 2014-CR16, Class C (P)	4.906	04/10/47	552,000	582,557
Series 2014-TWC, Class D (P) (S)	2.402	02/13/32	445,000	448,916
Credit Suisse Mortgage Trust
Series 2014-ICE, Class D (P) (S)	2.400	04/15/27	450,000	451,259
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
Series 2004-4, Class 2AR1 (P)	0.695	06/25/34	506,445	476,092
Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.296	12/05/31	505,000	507,046
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	1,981,225	1,671,570
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.305	08/19/45	2,193,943	114,116
Series 2005-2, Class IX IO	2.155	05/19/35	7,767,263	463,396
Series 2005-9, Class 2A1C (P)	0.606	06/20/35	670,060	637,656
Series 2005-8, Class 1X IO	2.075	09/19/35	2,952,195	168,792
Series 2007-3, Class ES IO (S)	0.350	05/19/47	8,720,044	92,650
Series 2007-4, Class ES IO	0.350	07/19/47	9,371,132	93,711
Series 2007-6, Class ES IO (S)	0.342	08/19/37	7,320,201	77,777
Hilton USA Trust
Series 2013-HLT, Class DFX (S)	4.407	11/05/30	381,000	391,516
Series 2014-ORL, Class D (P) (S)	2.300	07/15/29	585,000	585,345
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.213	07/25/35	7,136,596	514,584
Series 2005-AR18, Class 1X IO	2.072	10/25/36	8,085,817	617,210
Series 2005-AR18, Class 2X IO	1.719	10/25/36	7,349,850	248,713
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class AM (P)	5.464	01/15/49	945,000	1,000,152

11

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

Series 2012-PHH, Class D (P) (S)	3.420	10/15/25	$260,000	$260,616
Series 2013-JWRZ, Class D (P) (S)	3.142	04/15/30	440,000	441,528
Series 2014-FBLU, Class D (P) (S)	2.752	12/15/28	725,000	726,625
Series 2014-INN, Class F (P) (S)	4.152	06/15/29	490,000	490,041
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.147	12/25/34	444,326	435,673
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.187	02/15/46	293,000	296,316
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.485	05/25/35	456,275	425,735
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	975,000	983,765
Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P) (S)	2.660	12/25/59	265,000	264,997
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	405,000	436,445
Series 2012-C1, Class C (P) (S)	5.535	05/10/45	270,000	298,928
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.775	05/10/63	4,870,108	411,436
VNDO Mortgage Trust
Series 2013-PENN, Class D (P) (S)	3.947	12/13/29	612,000	619,839
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	285,000	311,005
WaMu Mortgage Pass Through Certificates
Series 2005-AR8, Class 2AB2 (P)	0.575	07/25/45	638,736	606,009
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710	03/18/28	935,000	902,294
Series 2013-BTC, Class E (P) (S)	3.550	04/16/35	620,000	557,530
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.232	11/15/45	5,059,367	595,665
Series 2013-C15, Class B (P)	4.485	08/15/46	155,000	162,492
Series 2013-C16, Class B (P)	4.984	09/15/46	265,000	288,489

U.S. Government Agency 3.2%				6,042,755

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11/15/32	3,320,878	640,891
Series 3747, Class HI IO	4.500	07/15/37	3,482,911	356,768
Series 3794, Class PI IO	4.500	02/15/38	591,315	64,736
Series 3830, Class NI IO	4.500	01/15/36	2,791,790	299,517
Series 4077, Class IK IO	5.000	07/15/42	827,532	194,196
Series 4136, Class IH IO	3.500	09/15/27	2,369,517	294,144
Series K017, Class X1 IO	1.439	12/25/21	2,959,553	246,276
Series K018, Class X1 IO	1.449	01/25/22	3,689,591	309,944
Series K021, Class X1 IO	1.509	06/25/22	807,864	76,008
Series K022, Class X1 IO	1.302	07/25/22	6,015,160	493,165
Series K707, Class X1 IO	1.552	12/25/18	2,430,267	143,354
Series K709, Class X1 IO	1.540	03/25/19	3,342,875	204,674
Series K710, Class X1 IO	1.780	05/25/19	2,547,937	184,073
Federal National Mortgage Association
Series 2010-68, Class CI IO	5.000	11/25/38	756,340	124,814
Series 2012-118, Class IB IO	3.500	11/25/42	1,380,193	310,488
Series 2012-137, Class QI IO	3.000	12/25/27	2,651,449	354,706
Series 2012-137, Class WI IO	3.500	12/25/32	1,973,019	383,467
Series 402, Class 3 IO	4.000	11/25/39	445,814	94,512
Series 402, Class 4 IO	4.000	10/25/39	692,841	139,868

12

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

Series 402, Class 7 IO	4.500	11/25/39	$641,689	$124,580
Series 402, Class 8 IO	4.500	11/25/39	581,462	117,079
Series 407, Class 15 IO	5.000	01/25/40	686,392	139,700
Series 407, Class 21 IO	5.000	01/25/39	337,981	57,318
Series 407, Class 7 IO	5.000	03/25/41	281,502	58,428
Series 407, Class 8 IO	5.000	03/25/41	289,178	61,996
Series 407, Class C6 IO	5.500	01/25/40	1,084,046	239,051
Government National Mortgage Association
Series 2012-114, Class IO	1.038	01/16/53	1,991,806	174,273
Series 2013-42, Class IO	3.500	03/20/43	997,103	154,729

Asset Backed Securities 7.4% (5.0% of Total Investments)				$13,767,706

(Cost $13,265,164)

Asset Backed Securities 7.4%				13,767,706

ACE Securities Corp.
Series 2005-HE3, Class M2 (P)	0.830	05/25/35	315,000	300,706
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.605	10/25/35	750,000	651,965
Ally Master Owner Trust
Series 2012-4, Class A	1.720	07/15/19	230,000	230,941
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.625	05/25/35	480,000	441,116
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.232	01/25/34	257,870	248,258
Series 2004-W6, Class M1 (P)	0.980	05/25/34	258,413	251,420
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.395	07/25/36	653,140	606,106
Chase Issuance Trust
Series 2014-A6, Class A	1.260	07/15/19	541,000	539,171
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650	09/20/19	375,000	422,641
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	5.729	06/25/37	261,404	270,352
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03/20/43	1,094,094	1,115,232
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08/15/25	27,800	26,997
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B	5.417	02/25/35	509,379	520,862
Credit Suisse Mortgage Trust
Series 2006-CF2, Class M1 (P) (S)	0.625	05/25/36	735,000	708,586
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	703,430	749,719
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.845	11/25/35	600,000	585,547
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490	09/15/19	445,000	443,173
GSAA Home Equity Trust
Series 2005-11, Class 3A1 (P)	0.425	10/25/35	645,966	606,587
GSAA Trust
Series 2005-10, Class M3 (P)	0.705	06/25/35	675,000	641,240
Home Equity Mortgage Loan Asset-Backed Trust
Series 2005-C, Class AII3 (P)	0.525	10/25/35	455,000	434,662

13

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities (continued)

Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.905	09/25/35	$256,559	$241,032
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	367,965	389,887
Soundview Home Loan Trust
Series 2006-OPT2, Class A3 (P)	0.335	05/25/36	217,619	201,991
Specialty Underwriting & Residential Finance Trust
Series 2006-BC1, Class A2D (P)	0.455	12/25/36	1,090,000	1,049,517
Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01/20/25	306,491	309,406
Series 2012-2A, Class B (S)	4.500	01/20/25	875,689	890,900
Series 2012-3A, Class A (S)	2.500	03/20/25	235,348	236,842
Series 2012-3A, Class B (S)	4.500	03/20/25	483,214	491,916
Series 2013-1A, Class B (S)	3.750	08/20/25	159,435	160,934

			Shares	Value

Common Stocks 6.2% (4.2% of Total Investments)				$11,446,833

(Cost $9,767,847)

Consumer Discretionary 0.4%				661,920

Hotels, Restaurants & Leisure 0.4%
McDonald's Corp. (Z)			7,000	661,920

Consumer Staples 0.9%				1,623,875

Food Products 0.4%
Kraft Foods Group, Inc. (Z)			15,000	803,775

Tobacco 0.5%
Philip Morris International, Inc. (Z)			10,000	820,100

Energy 0.4%				654,640

Oil, Gas & Consumable Fuels 0.4%
Royal Dutch Shell PLC, ADR (Z)			8,000	654,640

Financials 0.7%				1,392,435

Banks 0.3%
U.S. Bancorp (Z)			14,500	609,435

Real Estate Investment Trusts 0.4%
Weyerhaeuser Company (Z)			25,000	783,000

Health Care 1.2%				2,247,123

Pharmaceuticals 1.2%
Johnson & Johnson (Z)			8,258	826,543
Pfizer, Inc. (Z)			24,000	688,800
Sanofi, ADR (Z)			14,000	731,780

Industrials 0.8%				1,528,160

Commercial Services & Supplies 0.4%
Republic Services, Inc. (Z)			20,000	758,600

Machinery 0.4%
Stanley Black & Decker, Inc. (Z)			8,800	769,560

14

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

	Shares	Value
Information Technology 0.9%		$1,642,940

Semiconductors & Semiconductor Equipment 0.5%
Intel Corp. (Z)	26,000	881,140

Technology Hardware, Storage & Peripherals 0.4%
Seagate Technology PLC (Z)	13,000	761,800

Materials 0.5%		964,650

Chemicals 0.5%
E.I. du Pont de Nemours & Company (Z)	15,000	964,650

Telecommunication Services 0.4%		731,090

Diversified Telecommunication Services 0.4%
Verizon Communications, Inc. (Z)	14,500	731,090

	Shares	Value

Preferred Securities (b) 2.0% (1.4% of Total Investments)		$3,721,803

(Cost $3,636,896)

Consumer Staples 0.3%		562,500

Food & Staples Retailing 0.3%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	6,250	562,500

Financials 1.0%		1,812,487

Banks 0.3%
FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%)	9,000	245,970
Wells Fargo & Company, Series L, 7.500%	192	232,320

Capital Markets 0.2%
The Goldman Sachs Group, Inc., 5.500% (Z)	12,425	297,703

Consumer Finance 0.5%
Ally Financial, Inc., 7.000% (S)	526	523,370
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR +
5.785%) (Z)	15,500	421,290

Real Estate Investment Trusts 0.0%
Weyerhaeuser Company, 6.375%	1,700	91,834

Industrials 0.2%		362,208

Aerospace & Defense 0.2%
United Technologies Corp., 7.500% (Z)	6,106	362,208

Telecommunication Services 0.1%		290,575

Diversified Telecommunication Services 0.1%
Intelsat SA, 5.750%	5,900	290,575

Utilities 0.4%		694,033

Electric Utilities 0.1%
Exelon Corp., 6.500%	4,341	213,143

Multi-Utilities 0.3%
Dominion Resources, Inc., 6.375%	9,485	480,890

15

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Escrow Certificates 0.0% (0.0% of Total Investments)				$123
(Cost $0)

Materials 0.0%				123

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	$245,000	123

			Par value	Value

Short-Term Investments 1.7% (1.2% of Total Investments)				$3,160,000

(Cost $3,160,000)

Repurchase Agreement 1.7%				3,160,000

Repurchase Agreement with State Street Corp., dated 7-31-14 at
0.000% to be repurchased at $3,160,000 on 8-1-14, collateralized by $3,240,000 Federal Home Loan Mortgage Corp., 1.000% due 9-
27-17 (valued at $3,223,800, including interest)			3,160,000	3,160,000

Total investments (Cost $264,222,781)† 148.0%				$275,034,684

Other assets and liabilities, net (48.0%)				($89,171,706)

Total net assets 100.0%				$185,862,978

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

USGG U.S. Generic Government Yield Index

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $62,611,920 or 33.7% of the fund's net assets as of 7-31-14.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(Z) All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 7-31-14 was $147,045,077.

16

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $265,477,079. Net unrealized appreciation aggregated $9,557,605, of which $13,697,433 related to appreciated investment securities and $4,139,828 related to depreciated investment securities.

17

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-14	Price	Inputs	Inputs
Corporate Bonds	$128,769,494	—	$128,739,785	$29,709
Term Loans	1,215,025	—	1,215,025	—
Capital Preferred Securities	4,210,739	—	4,210,739	—
U.S. Government & Agency Obligations	76,249,546	—	76,249,546	—
Foreign Government Obligations	286,997	—	286,997	—
Collateralized Mortgage Obligations	32,206,418	—	31,356,935	849,483
Asset Backed Securities	13,767,706	—	13,767,706	—
Common Stocks	11,446,833	$11,446,833	—	—
Preferred Securities	3,721,803	2,389,963	1,331,840	—
Escrow Certificates	123	—	123	—
Short-Term Investments	3,160,000	—	3,160,000	—

Total Investments in Securities	$275,034,684	$13,836,796	$260,318,696	$879,192
Other Financial Instruments:
Interest Rate Swaps	($481,904)	—	($481,904)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds

18

John Hancock Income Securities Trust
As of 7-31-14 (Unaudited)

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended July 31, 2014, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of July 31, 2014.

	USD	PAYMENTS	PAYMENTS
	NOTIONAL	MADE BY	RECEIVED BY	MATURITY	MARKET
COUNTERPARTY	AMOUNT	FUND	FUND	DATE	VALUE

Morgan Stanley		Fixed
Capital Services	$22,000,000	1.442500%	3 Month LIBOR (a)	Aug 2016	($452,079)

Morgan Stanley		Fixed
Capital Services	$22,000,000	1.093750%	3 Month LIBOR (a)	May 2017	(29,825)

TOTAL	$44,000,000				($481,904)

(a) At 7-31-14, the 3-month LIBOR rate was 0.23910%

No interest rate swap positions were entered into or closed during the period ended July 31, 2014.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

19

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170	
Phone	Customer service representatives	**800-852-0218**
	Portfolio commentary	**800-344-7054**
	24-hour automated information	**800-843-0090**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P6Q3 7/14
9/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Andrew Arnott
-------------------------------
Andrew Arnott
President

Date:	September 23, 2014

By:	/s/Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 23, 2014